Intangible Assets/Liabilities Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	$ 10,996
Year Two	9,058
Year Three	5,608
Year Four	5,608
Year Five	5,615
Thereafter	95,004
Total amortization	131,889
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	3,860
Year Two	3,853
Year Three	2,811
Year Four	2,811
Year Five	2,818
Thereafter	46,866
Total amortization	63,019
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	5,457
Year Two	3,049
Year Three	641
Year Four	641
Year Five	641
Thereafter	1,444
Total amortization	11,873
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	(1,102)
Year Two	(1,102)
Year Three	(1,102)
Year Four	(1,102)
Year Five	(1,102)
Thereafter	(2,483)
Total amortization	(7,993)
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,006
Year Two	1,483
Year Three	1,483
Year Four	1,483
Year Five	1,483
Thereafter	36,758
Total amortization	43,696
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	12,419
Total amortization	$ 21,294